RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2013 and 2012, the fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual fund management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

	2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$163,069	$29,128	$133,941
Series 16	292,407	51,711	240,696
Series 17	291,969	95,288	196,681
Series 18	240,197	62,424	177,773
Series 19	106,876	113,672	(6,796)
	$1,094,518	$352,223	$742,295

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$199,593	$60,961	$138,632
Series 16	346,741	92,076	254,665
Series 17	316,531	82,286	234,245
Series 18	264,840	468,715	(203,875)
Series 19	152,661	34,988	117,673
	$1,280,366	$739,026	$541,340

The partnership management fees paid for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	$25,000	$465,000
Series 16	157,500	230,000
Series 17	464,062	245,000
Series 18	859,438	400,000
Series 19	106,876	152,661
	$1,612,876	$1,492,661

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2013 and 2012, total partnership management fees accrued were $23,197,360 and $23,715,718, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to Operating Partnerships. These advances are included in accounts payable-affiliates. During the years ended March 31, 2013 and 2012 there were no advances. The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	$-	$-
Series 16	-	-
Series 17	635,362	635,362
Series 18	-	-
Series 19	-	-
	$635,362	$635,362

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in Operating Partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2013 and 2012 charged to each series’ operations are as follows:

	2013	2012
Series 15	$21,065	$13,372
Series 16	24,361	15,446
Series 17	23,229	13,880
Series 18	19,440	12,269
Series 19	19,344	12,342
	$107,439	$67,309

Accounts payable - affiliates at March 31, 2013 and 2012 represents fund management fees and operating limited partnership advances which are payable to Boston Capital Asset Management Limited Partnership.